RELATED PARTY TRANSACTIONS (Details) - USD ($)			1 Months Ended		12 Months Ended
	Mar. 28, 2017	Nov. 18, 2013	Mar. 31, 2017	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Stock issued during period (in shares)							6,764,704
Common shares purchased price							$ 100,199,000
Shares distributed to shareholders (in shares)				700,000
Minimum [Member]
Related Party Transaction [Line Items]
Amount of shares held to be eligible to receive NAO shares (in shares)				500
Maximum [Member]
Related Party Transaction [Line Items]
Amount of shares held resulting in cash distribution				500
Subsequent Event [Member]
Related Party Transaction [Line Items]
Stock issued during period (in shares)	41,300,000
Common shares purchased price	$ 48,800,000
Scandic [Member]
Related Party Transaction [Line Items]
Management agreement compensation					$ 100,000	$ 200,000	150,000
Aggregate payment for costs incurred					2,200,000	2,100,000	2,200,000
Executive Chairman [Member]
Related Party Transaction [Line Items]
Aggregate payment for costs incurred					100,000	100,000	100,000
Due to related party					$ 0	$ 0
Nordic American Tankers Limited [Member]
Related Party Transaction [Line Items]
Common shares purchased price		$ 65,000,000
Sale of stock, percentage of ownership after transaction		26.00%
Ownership percentage					29.10%
Success fee							$ 1,500,000
Nordic American Tankers Limited [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Stock issued during period (in shares)			8,000,000
Nordic American Tankers Limited [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Stock issued during period (in shares)		4,333,566				1,521,300